UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND



ICM SMALL COMPANY PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2005


--------------------------------------------------------------------------------
















                               INVESTMENT ADVISER:
                     INVESTMENT COUNSELORS OF MARYLAND, LLC

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ...................................................     1
Statement of Net Assets ................................................     3
Statement of Operations ................................................     9
Statement of Changes in Net Assets .....................................    10
Financial Highlights ...................................................    11
Notes to Financial Statements ..........................................    12
Disclosure of Portfolio Expenses .......................................    18
Approval of Investment Advisory Agreements .............................    19
--------------------------------------------------------------------------------





The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2005

Dear Shareholder:

Both the equity market and the ICM Small Company Portfolio got off to a strong start in the first three months of the fiscal year. However, the market could not hold onto these gains and suffered a meaningful correction in the second fiscal quarter. The Portfolio modestly outperformed its primary benchmark, the Russell 2000 Value Index, over the first half of the current fiscal year.

                                                       TOTAL RETURNS
                               --------------------------------------------------------------
                                1ST FISCAL QTR.     2ND FISCAL QTR.  1ST HALF OF FISCAL YEAR
                               --------------------------------------------------------------
                                NOV. 1, 2004-       FEB.  1, 2005-        NOV. 1, 2004-
                                JAN.  31, 2005      APRIL 30, 2005        APRIL 30, 2005
                                --------------      --------------       ----------------
ICM SMALL COMPANY PORTFOLIO ..     7.81%                -5.70%                 1.66%
Russell 2000 Value Index .....     7.16%                -5.27%                 1.52%
Russell 2000 Index ...........     7.22%                -6.87%                -0.15%
Russell 2000 Growth Index ....     7.29%                -8.64%                -1.98%
S&P 500 Composite Index ......     4.96%                -1.61%                 3.28%
----------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICMPORTFOLIOS.COM.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

A sharp run up in oil prices early in 2005, continued increases in short-term interest rates, and mixed signals about the strength of the U.S. economy all contributed to the recent weakness in stock prices. We believe there is room for the broad equity market to move higher if energy prices and other industrial commodity prices decline to and remain at lower levels. Such an event would alleviate inflation concerns and would help sustain corporate earnings growth and consumer spending.

Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[GRAPH OMITTED]

19.0% Consumer Discretionary
13.6% Technology
13.5% Materials & Processing
12.2% Producer Durables
12.0% Financial Services
 9.8% Health Care
 6.0% Auto & Transportation
 5.7% Energy
 5.3% Real Estate Investment Trusts
 2.8% Repurchase Agreement

+ Percentages are based on total net assets.

----------------------------------------------------------------------------------------
 COMMON STOCK --  97.1%
----------------------------------------------------------------------------------------

                                                                SHARES          VALUE
                                                               --------        -------
AUTO & TRANSPORTATION -- 6.0%
   American Axle & Manufacturing Holdings ................      455,000   $    9,081,800
   BorgWarner ............................................      420,600       19,229,832
   Celadon Group* ........................................      206,500        3,343,235
   CSK Auto* .............................................      474,200        7,354,842
   Group 1 Automotive* ...................................      274,800        6,911,220
   JLG Industries ........................................      545,400       11,115,252
   Swift Transportation* .................................      748,300       15,961,239
   TBC* ..................................................      251,200        6,571,392
                                                                          --------------
                                                                              79,568,812
                                                                          --------------
CONSUMER DISCRETIONARY -- 19.0%
   4Kids Entertainment* ..................................      372,000        7,499,520
   Action Performance ....................................      131,800        1,395,762
   Brown Shoe ............................................      260,000        8,034,000
   Buckle ................................................      170,200        5,854,880
   CBRL Group ............................................      294,200       11,335,526
   Central Garden and Pet* ...............................      246,400       10,247,776
   Corinthian Colleges* ..................................      551,600        7,838,236
   Finlay Enterprises* ...................................      227,800        2,706,264
   Fred's ................................................      369,400        5,334,136
   FTI Consulting* .......................................      375,000        8,280,000
   Furniture Brands International ........................      404,500        7,839,210
   G&K Services, Cl A ....................................      227,500        8,731,450
   Genlyte Group* ........................................       80,400        6,378,936
   Hancock Fabrics .......................................      369,100        2,185,072
   Haverty Furniture .....................................      325,000        4,663,750
   John B. Sanfilippo & Son* .............................      249,800        5,610,508
   MAXIMUS* ..............................................      463,000       14,214,100


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             3



THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              APRIL 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------

                                                                SHARES          VALUE
                                                               --------        -------
CONSUMER DISCRETIONARY -- CONTINUED
   Men's Wearhouse* ......................................      364,000     $ 15,022,280
   Mohawk Industries* ....................................       91,000        7,080,710
   Navigant International* ...............................      471,400        5,850,074
   Pier 1 Imports ........................................      576,400        8,369,328
   ProQuest* .............................................      374,100       12,135,804
   Ralcorp Holdings ......................................      414,600       16,426,452
   Rex Stores* ...........................................      350,900        4,691,533
   Ruby Tuesday ..........................................      444,500       10,001,250
   Scholastic* ...........................................      239,100        8,332,635
   ShopKo Stores* ........................................      353,900        8,479,444
   Standard Parking* .....................................      155,000        2,453,650
   Thomas Nelson .........................................      199,700        4,788,806
   Toro ..................................................      341,400       14,106,648
   West* .................................................      556,100       18,012,079
                                                                          --------------
                                                                             253,899,819
                                                                          --------------
ENERGY -- 5.7%
   Equitable Resources ...................................      313,500       18,070,140
   Oceaneering International* ............................      472,300       15,496,163
   Penn Virginia .........................................      525,800       21,594,606
   St. Mary Land & Exploration ...........................      525,800       11,409,860
   Unit* .................................................      262,900       10,084,844
                                                                          --------------
                                                                              76,655,613
                                                                          --------------
FINANCIAL SERVICES -- 12.0%
   Capital Corp of the West ..............................       64,280        1,558,790
   Coinstar* .............................................      504,400        8,645,416
   Colonial BancGroup ....................................      428,000        9,441,680
   CVB Financial .........................................      431,000        7,413,200
   Dime Community Bancshares .............................      560,100        8,311,884
   First Niagara Financial Group .........................      543,000        6,809,220
   Hanmi Financial .......................................      416,208        6,097,447
   Hub International .....................................      459,600        8,755,380
   Investors Financial Services ..........................      311,400       13,063,230
   John H Harland ........................................      553,200       19,915,200
   NDCHealth .............................................      535,000        8,169,450
   Prosperity Bancshares .................................      495,500       12,660,025
   Reinsurance Group of America ..........................      157,700        7,052,344
   Scottish Re Group .....................................      628,500       14,757,180
   Sterling Bancorp ......................................      118,680        2,730,827


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             4



THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              APRIL 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------

                                                                SHARES          VALUE
                                                               --------        -------
FINANCIAL SERVICES -- CONTINUED
   Triad Guaranty* .......................................      192,100   $    9,664,551
   UCBH Holdings .........................................      525,800        8,270,834
   West Coast Bancorp ....................................      310,300        6,345,635
                                                                          --------------
                                                                             159,662,293
                                                                          --------------
HEALTH CARE -- 9.8%
   Apria Healthcare Group* ...............................      439,800       13,237,980
   Bio-Rad Laboratories, Cl A* ...........................      294,100       14,216,794
   Conmed* ...............................................      505,600       15,026,432
   Covance* ..............................................      254,900       11,633,636
   Dentsply International ................................      300,000       16,398,000
   Genesis HealthCare* ...................................      265,400       10,589,460
   Hooper Holmes .........................................    1,102,600        4,035,516
   Medical Action Industries* ............................       26,600          474,278
   Merit Medical Systems* ................................      302,100        3,821,565
   NeighborCare* .........................................      397,000       11,401,840
   Omnicare ..............................................      530,900       18,406,303
   Quinton Cardiology Systems* ...........................      574,000        4,040,960
   Vital Signs ...........................................      168,700        6,882,960
                                                                          --------------
                                                                             130,165,724
                                                                          --------------
MATERIALS & PROCESSING -- 13.6%
   Aptargroup ............................................      444,900       21,457,527
   Armor Holdings* .......................................      409,500       14,336,595
   Cambrex ...............................................      444,900        8,453,100
   Clarcor ...............................................      305,100       15,441,111
   Eagle Materials .......................................      151,700       11,415,425
   Gibraltar Industries ..................................       35,500          745,855
   Griffon* ..............................................      808,900       15,522,791
   Hughes Supply .........................................      677,500       17,682,750
   Kaydon ................................................      285,100        7,823,144
   MacDermid .............................................      525,800       15,958,030
   Minerals Technologies .................................      239,400       15,637,608
   Nordson ...............................................      117,800        3,795,516
   Northwest Pipe* .......................................      175,000        4,025,000
   Precision Castparts ...................................      105,297        7,756,177
   Quaker Chemical .......................................      303,300        5,911,317
   Spartech ..............................................      758,400       14,766,048
                                                                          --------------
                                                                             180,727,994
                                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             5



THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              APRIL 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------

                                                                SHARES          VALUE
                                                               --------        -------
PRODUCER DURABLES -- 12.2%
   Ametek ................................................      586,500   $   22,210,755
   Baldor Electric .......................................       92,800        2,310,720
   Belden CDT ............................................      295,300        5,415,802
   Bucyrus International, Cl A ...........................      196,000        7,632,240
   C&D Technologies ......................................      184,900        1,299,847
   Diebold ...............................................      262,900       12,716,473
   Entegris* .............................................      923,600        7,952,196
   ESCO Technologies* ....................................      183,400       13,446,888
   Heico, Cl A ...........................................      751,900       11,428,880
   MDC Holdings ..........................................      266,000       17,391,080
   Photronics* ...........................................      124,400        1,977,960
   Pulte Homes ...........................................      180,000       12,861,000
   Quixote ...............................................      283,100        5,698,803
   Regal-Beloit ..........................................      384,200       10,162,090
   Ryland Group ..........................................      228,000       13,999,200
   Teleflex ..............................................      125,000        6,683,750
   Ultratech* ............................................      429,700        6,840,824
   Woodhead Industries ...................................      242,700        2,817,747
                                                                          --------------
                                                                             162,846,255
                                                                          --------------
REAL ESTATE INVESTMENT TRUSTS -- 5.3%
   AMLI Residential Properties Trust .....................      192,100        5,363,432
   Camden Property Trust .................................      141,600        7,221,600
   First Industrial Realty Trust .........................      126,400        4,828,480
   LaSalle Hotel Properties ..............................      250,000        7,595,000
   Liberty Property Trust ................................      177,000        7,049,910
   Mack-Cali Realty ......................................      101,100        4,447,389
   Mills .................................................      237,600       13,576,464
   Parkway Properties ....................................      101,100        4,610,160
   Prentiss Properties Trust .............................      177,000        5,879,940
   Ramco-Gershenson Properties ...........................      140,700        3,895,983
   Reckson Associates Realty .............................      202,200        6,520,950
                                                                          --------------
                                                                              70,989,308
                                                                          --------------
TECHNOLOGY -- 13.5%
   Adaptec* ..............................................    1,476,300        5,403,258
   Analogic ..............................................      161,000        6,715,310
   Ansys* ................................................      170,700        5,196,108
   CCC Information Services Group*                              118,554        2,765,865


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             6



THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              APRIL 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------

                                                                SHARES          VALUE
                                                               --------        -------
TECHNOLOGY -- CONTINUED
   CommScope* ............................................      719,000   $   10,152,280
   EMS Technologies* .....................................      365,700        4,128,753
   Excel Technology* .....................................      172,000        3,610,280
   Imation ...............................................      530,900       18,512,483
   Insight Enterprises* ..................................      380,200        6,881,620
   Intrado* ..............................................      185,900        2,344,199
   Itron* ................................................      481,300       17,360,491
   Kemet* ................................................      938,300        5,864,375
   Mantech International, Cl A* ..........................      538,300       12,946,115
   Mentor Graphics* ......................................      822,500        7,353,150
   Moldflow* .............................................      194,000        2,479,320
   Mykrolis* .............................................      738,100        9,410,775
   Progress Software* ....................................      103,400        2,758,712
   Radisys* ..............................................      742,000       10,388,000
   Rogers* ...............................................      234,000        8,082,360
   Tekelec* ..............................................      458,000        6,233,380
   Tetra Tech* ...........................................      828,000        8,768,520
   THQ* ..................................................      310,100        7,820,722
   Trimble Navigation* ...................................      326,500       11,238,130
   Varian Semiconductor Equipment Associates* ............      140,500        5,239,245
                                                                          --------------
                                                                             181,653,451
                                                                          --------------
   TOTAL COMMON STOCK
      (Cost $907,874,617) ................................                 1,296,169,269
                                                                          --------------
----------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.8%
----------------------------------------------------------------------------------------
                                                               FACE
                                                              AMOUNT
                                                            ----------
   Morgan Stanley
      2.60%, dated 04/29/05, to be repurchased on 05/02/05,
      repurchase price $36,876,872 (collateralized by
      a U.S. Government obligation, par value $36,652,690,
      4.50%, 07/15/13, total market value $37,277,924)
      (Cost $36,868,884) .................................  $36,868,884       36,868,884
                                                                          --------------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $944,743,501) ................................                 1,333,038,153
                                                                          --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             7


THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              APRIL 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------

                                                                                VALUE
                                                                               -------
 OTHER ASSETS AND LIABILITIES -- 0.1%
   Investment Advisory Fees Payable ......................                $     (802,844)
   Administration Fees Payable ...........................                       (72,589)
   Trustees' Fees Payable ................................                        (2,844)
   Payable for Investment Securities Purchased ...........                    (5,542,845)
   Payable for Fund Shares Redeemed ......................                    (2,861,183)
   Other Assets and Liabilities, Net .....................                    10,822,209
                                                                          --------------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                     1,539,904
                                                                          --------------
   NET ASSETS -- 100.0% ..................................                $1,334,578,057
                                                                          ==============
----------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------
   Paid-in Capital .......................................                  $901,097,674
   Distribution in excess of net investment income .......                      (229,070)
   Accumulated net realized gain on investments ..........                    45,414,801
   Net unrealized appreciation on investments ............                   388,294,652
                                                                          --------------
   NET ASSETS ............................................                $1,334,578,057
                                                                          ==============
 INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ..........                    39,957,607
                                                                          ==============
   NET ASSET VALUE, Offering and Redemption Price Per Share --
     Institutional Class .................................                        $33.40
                                                                                  ======
 *   NON-INCOME PRODUCING SECURITY
 CL  CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                     ENDED
                                                                 APRIL 30, 2005
                                                                   (UNAUDITED)
                                                                 --------------
INVESTMENT INCOME
Dividends (Net of foreign taxes withheld of $7,583) ...........  $  5,601,373
Interest ......................................................       763,314
                                                                 ------------
   TOTAL INCOME ...............................................     6,364,687
                                                                 ------------
EXPENSES
Investment Advisory Fees ......................................     5,040,628
Shareholder Servicing Fees ....................................       519,400
Administration Fees ...........................................       449,201
Trustees' Fees ................................................         2,896
Transfer Agent Fees ...........................................        51,843
Custodian Fees ................................................        36,623
Printing Fees .................................................        24,795
Registration and Filing Fees ..................................        13,064
Legal Fees ....................................................         9,955
AuditFees .....................................................         8,375
Other Expenses ................................................        18,225
                                                                 ------------
   NET EXPENSES ...............................................     6,175,005
                                                                 ------------
NET INVESTMENT INCOME .........................................       189,682
                                                                 ------------
NET REALIZED GAIN ON INVESTMENTS ..............................    46,865,815
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ..........   (20,845,650)
                                                                 ------------
TOTAL NET GAIN ON INVESTMENTS .................................    26,020,165
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........  $ 26,209,847
                                                                 ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS YEAR
                                                                           ENDED           ENDED
                                                                      APRIL 30, 2005    OCTOBER 31,
                                                                        (UNAUDITED)        2004
                                                                      --------------  --------------
OPERATIONS:
   Net Investment Income ...........................................  $      189,682  $    1,763,263
   Net Realized Gain on Investments ................................      46,865,815      85,924,529
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .................................     (20,845,650)     61,957,512
                                                                      --------------  --------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ....................................................      26,209,847     149,645,304
                                                                      --------------  --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...........................................        (418,752)     (2,164,400)
   Net Realized Gain ...............................................     (86,936,153)             --
                                                                      --------------  --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ............................     (87,354,905)     (2,164,400)
                                                                      --------------  --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................................     155,164,912     346,759,979
   In Lieu of Cash Distributions ...................................      82,600,727       1,985,919
   Redeemed ........................................................    (224,962,108)   (266,849,795)
                                                                      --------------  --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ......      12,803,531      81,896,103
                                                                      --------------  --------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ......................     (48,341,527)    229,377,007
NET ASSETS:
   Beginning of Year ...............................................   1,382,919,584   1,153,542,577
                                                                      --------------  --------------
   End of Year (including distributions in excess of net investment income of $(229,070) and $0, respectively) ....................  $1,334,578,057  $1,382,919,584
                                                                      ==============  ==============
SHARE TRANSACTIONS:
   Issued ..........................................................       4,343,690      10,403,978
   In Lieu of Cash Distributions ...................................       2,285,431          59,321
   Redeemed ........................................................      (6,315,723)     (8,092,615)
                                                                      --------------  --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ......         313,398       2,370,684
                                                                      ==============  ==============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SELECTED PER SHARE DATA & RATIOS
                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

                              SIX MONTHS
                                 ENDED                YEARS ENDED OCTOBER 31,
                            APRIL 30, 2005 ------------------------------------------------
                              (UNAUDITED)    2004       2003     2002(1)    2001     2000
                              ----------   --------- ---------- --------  -------- --------
Net Asset Value,
   Beginning of Period ....  $    34.88  $    30.95 $    23.37 $  23.70   $ 23.32  $ 22.63
                             ----------  ---------- ---------- --------  -------- --------
Income from
Operations:
   Net Investment Income             --*       0.05*      0.05     0.11      0.24     0.28
   Net Realized and
     Unrealized Gain ......        0.75*       3.94*      7.81     0.39+     2.82     3.61
                             ----------  ---------- ---------- --------  -------- --------
Total from Operations .....        0.75        3.99      7.86     0.50      3.06     3.89
                             ----------  ---------- ---------- --------  -------- --------
Dividends and Distributions:
   Net Investment Income          (0.01)      (0.06)     (0.06)   (0.10)    (0.26)   (0.28)
   Net Realized Gain ......       (2.22)         --      (0.19)   (0.73)    (2.42)   (2.92)
   Return of Capital ......          --          --      (0.03)      --        --       --
                             ----------  ---------- ---------- --------  -------- --------
Total Dividends and
   Distributions ..........       (2.23)      (0.06)     (0.28)   (0.83)    (2.68)   (3.20)
                             ----------  ---------- ---------- --------  -------- --------
Net Asset Value,
   End of Period ..........  $    33.40  $    34.88 $    30.95 $  23.37  $  23.70 $  23.32
                             ==========  ========== ========== ========  ======== ========
TOTAL RETURN++ ............        1.66%**    12.89%     34.01%    1.84%    14.42%   19.71%
                             ==========  ========== ========== ========  ======== ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period
   (Thousands) ............  $1,334,578  $1,382,920 $1,153,543 $773,377  $650,124 $537,635
Ratio of Expenses to
   Average Net Assets .....        0.86%***    0.88%      0.87%    0.87%     0.90%    0.85%
Ratio of Net Investment
   Income to Average
   Net Assets .............        0.03%***    0.14%      0.20%    0.41%     0.97%    1.22%
Portfolio Turnover Rate               8%         22%        18%      17%       24%      33%

  *  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.
 **  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
***  ANNUALIZED
  + THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAMICM SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ICM SMALL COMPANY PORTFOLIO. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker- supplied valuations, or other methodologies designed to identify the market value

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
     for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

Effective November 1, 2004, the Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

For the six months ended April 30, 2005, the Portfolio paid the Administrator 0.06% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings, Inc. through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2005 the Portfolio made purchases of $109,690,582 and had sales of $117,722,350 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

              ORDINARY          LONG-TERM        RETURN OF
               INCOME         CAPITAL GAIN        CAPITAL            TOTAL
             ------------    --------------     -----------      ---------------
2004          $2,164,400        $       --       $       --        $2,164,400
2003           2,066,035         6,587,484        1,022,363         9,675,882

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO


--------------------------------------------------------------------------------
As of October 31, 2004, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                $  4,732,632
     Undistributed Long-Term Capital Gain           82,200,350
     Unrealized Appreciation                       407,572,518
     Other Temporary Differences                       119,941
                                                  ------------
     Total Distributable Earnings                 $494,625,441
                                                  ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2004, the Portfolio utilized $214,722 in capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2005, were as follows:

            FEDERAL         APPRECIATED       DEPRECIATED   NET UNREALIZED
           TAX COST         SECURITIES        SECURITIES     APPRECIATION
          ----------       ------------       -----------    -------------
         $944,743,501      $447,537,950      $(59,243,298)   $388,294,652

8. SECURITIES LENDING:

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33.3% of the total asset value of the Portfolio (including the loan collateral). The Portfolio will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities, respectively. Although the risk of lending is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The Portfolio did not have any securities on loan at April 30, 2005.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
9. OTHER:

At April 30, 2005, one shareholder held 12.52% of the total shares outstanding of the Portfolio. This shareholder is comprised of an omnibus account which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

--------------------------------------------------------------------------------
                           BEGINNING           ENDING                   EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                             VALUE             VALUE        EXPENSE      DURING
                            10/31/04          4/30/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class        $1,000.00         $1,016.60        0.86%      $ 4.30
HYPOTHETICAL 5% RETURN
Institutional Class         1,000.00          1,020.53        0.86         4.31

--------------------------------------------------------------------------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Portfolio service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 23, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Portfolio and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (d) the extent to which economies of scale would be realized as the Portfolio grows; and (e) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative provided a brief overview of the Adviser's ownership and structure, reviewed the Adviser's investment strategy and philosophy, and discussed the Adviser's stock selection criteria and portfolio composition principles, noting the Portfolio's low turnover rate and diversified portfolio composition. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Portfolio.

PORTFOLIO PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Portfolio's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Portfolio, in light of the factors described by the Adviser that contributed to the Portfolio's performance.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolio and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Portfolio was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred. The Board concluded that the Adviser should consider fee breakpoints at the time of its next renewal, in the event that economies of scale are present at such time.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Agreement for another year.

                                      NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.




ICM-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.